Fees Summary	Mar. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,797,047,536.50
Previously Paid Amount	0.00
Total Fee Amount	2,319,672.27
Total Offset Amount	0.00
Net Fee	2,319,672.27
Narrative - Max Aggregate Offering Price	$ 16,797,047,536.50
Final Prospectus	true